Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022		Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 3,139		$ 7,019		$ 14,009		$ 52,369		$ 58,259		$ 59,859
Cost of goods sold	2,165		11,135		11,447		50,703		90,054		54,625
Gross profit (loss)	974		(4,116)		2,562		1,666		(31,795)		5,234
General and administrative	4,321		24,126		16,066		53,263		73,354		30,807
Selling and marketing	812		2,160		3,522		6,582		9,338		4,163
Research and development	486		1,747		1,864		6,269		8,179		3,925
Change in contingent consideration			(602)		(1,322)		(1,509)		(2,156)		1,412
Gain on disposal	(67)				(62)
Impairment of property and equipment									2,912
Impairment of goodwill and intangible assets							69,904		69,904
Total operating expenses	5,552		27,431		20,068		134,509		161,531		40,307
Loss from operations	(4,578)		(31,547)		(17,506)		(132,843)		(193,326)		(35,073)
Interest expense, net	(363)		(4,654)		(1,562)		(7,404)		(8,750)		74
Other expense, net	874		1,506		874		1,506		1,316		(31)
Change in fair value of warrant liabilities	1,975		16,268		3,599		47,234		51,461
Gain on forgiveness of PPP loan											45
Loss on extinguishment of notes payable			(38,985)		(4,631)		(38,985)		(38,985)		2,685
Other (expense) income, net	2,486		(25,865)		(1,720)		2,351		5,042		2,773
Net loss before income taxes	(2,092)		(57,412)		(19,226)		(130,492)		(188,284)		(32,300)
Income tax benefit							262		(23)		(25)
Net loss	(2,092)		(57,412)		(19,226)		(130,230)		(188,307)		(32,325)
(Loss) income attributable to non-controlling interest			(1)		2		(5)		134		(140)
Net loss attributable to Agrify Corporation	$ (2,092)		$ (57,413)		$ (19,224)		$ (130,235)		$ (188,173)		$ (32,465)
Net loss per share attributable to Common Stockholders – basic (in Dollars per share)	$ (1.27)		$ (429.98)		$ (13.48)		$ (1,003.1)		$ (902.19)	[1]	$ (340.75)	[1]
Weighted average common shares outstanding - basic (in Shares)	1,649,741	[2]	133,526	[2]	1,426,016	[2]	129,832	[2]	208,573	[1]	95,455	[1]

[1]	Periods presented have been adjusted to reflect the 1-for-10 reverse stock split on October 18, 2022, and the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding the reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements.
[2]	Periods presented have been adjusted to reflect the 1-for-20 reverse stock split on July 5, 2023. Additional information regarding reverse stock splits may be found in Note 1 — Overview, Basis of Presentation, and Significant Accounting Policies, included elsewhere in the notes to the consolidated financial statements